Income Taxes	12 Months Ended
Dec. 31, 2022
10. Income Taxes
Income Taxes
10.

INCOME TAXES
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:
millions of dollars 2022 2021
Income before provision for income taxes $

1,194 $

555
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

346

161
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(70) (62)
Foreign tax rate variance (44) (42)
Amortization of deferred income tax regulatory liabilities (33) (33)
GBPC impairment charge

21 -

Tax effect

of equity earnings
(10) (16)
Tax credits (18) (13)
Other (7) (1)
Income tax expense (recovery)

$

185 $ (6)
Effective income tax rate 15% (1%)
On August 16, 2022, the United States Inflation Reduction Act (“IRA”) was signed into legislation. The
IRA includes numerous tax incentives for clean energy, such as the extension and modification of existing investment and production tax credits for projects placed in service through 2024 and introduces new technology-neutral clean energy related tax credits beginning in 2025. During 2022, the Company recorded a $ 9

million regulatory liability in recognition of its obligation to pass the incremental tax benefits realized to customers.
The following table reflects the composition of taxes on income from continuing operations presented in the Consolidated Statements of Income for the years ended December 31:
millions of dollars 2022 2021
Current income taxes

Canada
$

25 $

20

United States

8

11
Deferred income taxes

Canada

120 (33)

United States

252

118

Other
-

2
Investment tax credits

United States
(7) (11)
Operating loss carryforwards

Canada
(92) (64)

United States
(121) (49)
Income tax expense (recovery) $

185 $ (6)
The following table reflects the composition of income before provision for income taxes presented in the
Consolidated Statements of Income for the years ended December 31:
millions of dollars 2022 2021
Canada $

173 $

244
United States

1,063

289
Other (42)

22
Income before provision for income taxes $

1,194 $

555
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2022 2021
Deferred income tax assets:
Tax loss carryforwards $

1,207 $

873
Tax credit carryforwards

415

375
Regulatory liabilities - cost of removal

177

170
Derivative instruments

45

188
Other

428

434
Total deferred income tax assets before valuation allowance

2,272

2,040
Valuation allowance (312) (256)
Total deferred income tax assets after valuation allowance $

1,960 $

1,784
Deferred income tax (liabilities):
PP&E $ (2,981) $ (2,622)
Regulatory assets (219) (78)
Derivative instruments (125) (197)
Other (594) (460)
Total deferred income tax liabilities

$ (3,919) $ (3,357)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

237 $

295
Long-term deferred income tax liabilities (2,196) (1,868)
Net deferred income tax liabilities $ (1,959) $ (1,573)
Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has been determined that Emera is more likely than not to realize all recorded deferred income tax assets, except for certain loss carryforwards and unrealized capital losses on long-term debt and investments. A valuation allowance of $ 312

million has been recorded as at December 31, 2022 (2021 – $
256

million)
related to the loss carryforwards, long-term debt and investments.
The Company intends to indefinitely reinvest earnings from certain foreign operations. Accordingly, as at
December 31, 2022, $ 3.8

billion (2021 – $
2.9

billion) in cumulative temporary differences for which
deferred taxes might otherwise be required, have not been recognized. It is impractical to estimate the amount of income and withholding tax that might be payable if a reversal of temporary differences occurred.
Emera’s NOL, capital loss and tax credit carryforwards and their expiration periods as at December 31,
2022 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,372 $ (977) $

1,395 2026 - 2042

Capital loss

79 (79) -

Indefinite
United States

Federal NOL
$

2,082 $ -

$

2,082 2032 - Indefinite

State NOL

1,489 -

1,489 2032 - Indefinite

Tax credit

415 -

415 2025 - 2042
Other

NOL
$

73 $ (33) $

40 2023 - 2029
The following table provides details of the change in unrecognized tax benefits for the years ended
December 31 as follows:
millions of dollars 2022 2021
Balance, January 1 $

28 $

30
Increases due to tax positions related to current year

5

4
Increases due to tax positions related to a prior year

2

1
Decreases due to tax positions related to a prior year (2) (1)
Decreases due to settlement with tax authorities -

(6)
Balance, December 31 $

33 $

28
The total amount of unrecognized tax benefits as at December 31, 2022 was $ 33 million (2021 - $
28
million), which would affect the effective tax rate if recognized. The total amount of accrued interest with respect to unrecognized tax benefits was $ 7

million (2021 – $
6

million) with $
1

million interest expense
recognized in the Consolidated Statements of Income (2021 – nil ). No

penalties have been accrued. The
balance of unrecognized tax benefits could change in the next 12 months as a result of resolving Canada
Revenue Agency (“CRA”) and Internal Revenue Service audits. A reasonable estimate of any change cannot be made at this time.
During 2022, the CRA issued notices of reassessment to NSPI for the 2013 through 2016 taxation years.
NSPI and the CRA are currently in a dispute with respect to the timing of certain tax deductions for its 2006 through 2010 and 2013 through 2016 taxation years. The ultimate permissibility of the tax deductions is not in dispute; rather, it is the timing of those deductions. The cumulative net amount in dispute to date is $ 126

million (2021 – $
62

million), including interest. NSPI has prepaid $
55

million (2021
– $ 23

million) of the amount in dispute, as required by CRA.
On November 29, 2019, NSPI filed a Notice of Appeal with the Tax Court of Canada with respect to its dispute of the 2006 through 2010 taxation years. Should NSPI be successful in defending its position, all payments including applicable interest will be refunded. If NSPI is unsuccessful in defending any portion of its position, the resulting taxes and applicable interest will be deducted from amounts previously paid, with the difference, if any, either owed to, or refunded from, the CRA. The related tax deductions will be available in subsequent years.
Should NSPI be similarly reassessed by the CRA for years not currently in dispute, further payments will be required; however, the ultimate permissibility of these deductions would be similarly not in dispute.
NSPI and its advisors believe that NSPI has reported its tax position appropriately. NSPI continues to assess its options to resolving the dispute; however, the outcome of the Notice of Appeal process is not determinable at this time.
Emera files a Canadian federal income tax return, which includes its Nova Scotia provincial income tax.
Emera’s subsidiaries file Canadian, US, Barbados, and St. Lucia income tax returns. As at December 31,
2022, the Company’s tax years still open to examination by taxing authorities include 2005 and subsequent years.